Related Party Transactions - Summary of Compensation of Directors and Other Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of directors and key management remuneration [abstract]
Short-term employee benefits	$ 6	$ 9
Post-employment benefits	1	1
Termination benefits		4
Share-based compensation	5	6
Total	$ 12	$ 20